As filed with the Securities and Exchange Commission on March 23, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

CastleRock Fund
Schedule of Investments at January 31, 2006 (Unaudited)

COMMON STOCKS - 105.98%	Shares	Value

Aerospace & Defense - 2.40%
Honeywell International, Inc. (a)	6,000	$230,520

Airlines - 3.88%
Southwest Airlines Co. (a)	22,600	371,996

Capital Markets - 0.64%
Morgan Stanley (a)	1,000	61,450

Chemicals - 1.97%
Sensient Technologies Corp. (a)	10,000	189,600

Commercial Banks - 2.71%
KeyCorp (a)	3,000	106,170
North Fork Bancorporation, Inc. (a)	6,000	154,320
		260,490

Computers & Peripherals - 5.29%
Dell, Inc. (a)(b)	5,000	146,550
Diebold, Inc. (a)	3,000	117,330
International Business Machines Corp. (a)	3,000	243,900
		507,780

Diversified Financial Services - 1.59%
Citigroup, Inc. (a)	2,000	93,160
J.P. Morgan Chase & Co. (a)	1,500	59,625
		152,785

Electronic Equipment & Instruments - 1.75%
CDW Corp. (a)	3,000	168,000

Health Care Equipment & Supplies - 10.28%
Biomet, Inc. (a)	11,600	438,596
Diagnostic Products Corp. (a)	4,000	203,200
Zimmer Holdings, Inc. (a)(b)	5,000	344,750
		986,546

Health Care Providers & Services - 2.19%
Health Management Associates, Inc. - Class A (a)	10,000	210,200

Industrial Conglomerates - 3.26%
Tyco International Ltd. (a)(c)	12,000	312,600

Insurance - 19.44%
AMBAC Financial Group, Inc. (a)	5,000	384,050
MBIA, Inc. (a)	20,100	1,237,356
RenaissanceRe Holdings Ltd. (a)(c)	4,000	181,240
Transatlantic Holdings, Inc.	1,000	63,350
		1,865,996

IT Services - 7.43%
Computer Sciences Corp. (a)(b)	9,000	456,300
First Data Corp. (a)	5,700	257,070
		713,370

Media - 5.24%
The Walt Disney Co. (a)	9,500	240,445
Time Warner, Inc. (a)	15,000	262,950
		503,395

Oil & Gas - 1.86%
Chevron Corp. (a)	3,000	178,140

Pharmaceuticals - 4.94%
Abbott Laboratories (a)	3,000	129,450
Johnson & Johnson (a)	6,000	345,240
		474,690

Software - 4.41%
Symantec Corp. (a)(b)	10,500	192,990
Take-Two Interactive Software, Inc. (a)(b)	14,500	229,970
		422,960

Specialty Retail - 17.30%
Advance Auto Parts, Inc. (a)(b)	4,500	196,065
Bed Bath & Beyond, Inc. (a)(b)	9,000	336,690
Home Depot, Inc. (a)	10,000	405,500
Lowe's Cos., Inc.	6,800	432,140
The Men's Wearhouse, Inc. (a)(b)	4,000	136,680
TJX Cos., Inc. (a)	6,000	153,180
		1,660,255

Textiles, Apparel & Luxury Goods - 1.27%
Jones Apparel Group, Inc. (a)	3,900	121,992

Thrifts & Mortgage Finance - 8.13%
MGIC Investment Corp. (a)	4,000	264,040
Radian Group, Inc. (a)	6,000	343,380
The PMI Group, Inc. (a)	4,000	172,920
		780,340

TOTAL COMMON STOCKS (Cost $9,935,353)		10,173,105

SHORT-TERM INVESTMENTS - 2.82%

AIM STIT-Liquid Assets Portfolio	270,969	270,969
(Cost $270,969)

Total Investments in Securities (Cost $10,206,322) - 108.80%		10,444,074
Call Options Written - (9.16)%		(878,930)
Other Assets less Liabilities - 0.36%		34,273
NET ASSETS - 100.00%		$9,599,417

(a) Security is subject to written call option(s).
(b) Non-income producing security.
(c) U.S. traded security of a foreign issuer.

CastleRock Fund
Schedule of Call Options Written at January 31, 2006 (Unaudited)

Underlying Security/Expiration Date/Exercise Price	Contracts	Value

Abbott Laboratories
Expiration: February, 2006, Exercise Price: $40.00	15	$(4,650)
Expiration: May, 2006, Exercise Price: $40.00	15	(5,850)
Advance Auto Parts, Inc.
Expiration: March, 2006, Exercise Price: $40.00	45	(19,800)
AMBAC Financial Group, Inc.
Expiration: May, 2006, Exercise Price: $75.00	15	(7,650)
Expiration: August, 2006, Exercise Price: $75.00	15	(10,200)
Expiration: January, 2007, Exercise Price: $80.00	20	(12,800)
Bed Bath & Beyond, Inc.
Expiration: May, 2006, Exercise Price: $35.00	30	(11,700)
Expiration: August, 2006, Exercise Price: $35.00	30	(14,400)
Expiration: August, 2006, Exercise Price: $37.50	30	(9,300)
Biomet, Inc.
Expiration: March, 2006, Exercise Price: $35.00	20	(7,200)
Expiration: April, 2006, Exercise Price: $35.00	15	(5,850)
Expiration: April, 2006, Exercise Price: $37.50	40	(9,400)
Expiration: January, 2007, Exercise Price: $35.00	41	(25,420)
CDW Corp.
Expiration: April, 2006, Exercise Price: $55.00	15	(4,425)
Expiration: July, 2006, Exercise Price: $55.00	15	(7,350)
Chevron Corp.
Expiration: June, 2006, Exercise Price: $55.00	30	(19,200)
Citigroup, Inc.
Expiration: February, 2006, Exercise Price: $45.00	20	(3,600)
Computer Sciences Corp.
Expiration: February, 2006, Exercise Price: $50.00	30	(6,900)
Expiration: March, 2006, Exercise Price: $50.00	30	(9,300)
Expiration: June, 2006, Exercise Price: $50.00	30	(13,500)
Dell, Inc.
Expiration: January, 2007, Exercise Price: $30.00	25	(8,250)
Expiration: January, 2007, Exercise Price: $35.00	25	(3,375)
Diagnostic Products Corp.
Expiration: June, 2006, Exercise Price: $40.00	40	(48,000)
Diebold, Inc.
Expiration: May, 2006, Exercise Price: $35.00	30	(15,300)
First Data Corp.
Expiration: May, 2006, Exercise Price: $40.00	17	(10,370)
Expiration: January, 2007, Exercise Price: $40.00	40	(32,000)
Health Management Associates, Inc. - Class A
Expiration: February, 2006, Exercise Price: $22.50	30	(450)
Expiration: May, 2006, Exercise Price: $25.00	40	(200)
Expiration: August, 2006, Exercise Price: $22.50	30	(2,550)
Home Depot, Inc.
Expiration: February, 2006, Exercise Price: $40.00	50	(5,250)
Expiration: January, 2007, Exercise Price: $45.00	50	(10,500)
Honeywell International, Inc.
Expiration: March, 2006, Exercise Price: $35.00	40	(14,800)
Expiration: June, 2006, Exercise Price: $37.50	20	(4,760)
International Business Machines Corp.
Expiration: February, 2006, Exercise Price: $80.00	10	(2,000)
Expiration: March, 2006, Exercise Price: $80.00	10	(2,700)
Expiration: July, 2006, Exercise Price: $85.00	10	(2,700)
Johnson & Johnson
Expiration: February, 2006, Exercise Price: $60.00	10	(200)
Expiration: March, 2006, Exercise Price: $60.00	10	(550)
Expiration: April, 2006, Exercise Price: $60.00	10	(1,030)
Expiration: April, 2006, Exercise Price: $65.00	10	(200)
Expiration: July, 2006, Exercise Price: $65.00	20	(1,000)
Jones Apparel Group, Inc.
Expiration: February, 2006, Exercise Price: $30.00	34	(6,120)
Expiration: May, 2006, Exercise Price: $30.00	5	(1,075)
J.P. Morgan Chase & Co.
Expiration: January, 2007, Exercise Price: $37.50	15	(7,200)
KeyCorp
Expiration: March, 2006, Exercise Price: $32.50	30	(9,300)
MBIA, Inc.
Expiration: February, 2006, Exercise Price: $55.00	25	(17,500)
Expiration: February, 2006, Exercise Price: $60.00	25	(7,500)
Expiration: March, 2006, Exercise Price: $60.00	20	(7,600)
Expiration: May, 2006, Exercise Price: $60.00	25	(12,250)
Expiration: August, 2006, Exercise Price: $60.00	50	(32,000)
Expiration: January, 2007, Exercise Price: $60.00	56	(47,040)
MGIC Investment Corp.
Expiration: June, 2006, Exercise Price: $65.00	20	(10,000)
Expiration: January, 2007, Exercise Price: $70.00	20	(10,800)
Morgan Stanley
Expiration: January, 2007, Exercise Price: $55.00	10	(10,300)
North Fork Bancorporation, Inc.
Expiration: May, 2006, Exercise Price: $25.00	60	(10,200)
Radian Group, Inc.
Expiration: February, 2006, Exercise Price: $55.00	20	(5,000)
Expiration: March, 2006, Exercise Price: $55.00	20	(7,600)
Expiration: May, 2006, Exercise Price: $55.00	20	(9,000)
RenaissanceRe Holdings Ltd.
Expiration: July, 2006, Exercise Price: $40.00	40	(28,800)
Sensient Technologies Corp.
Expiration: July, 2006, Exercise Price: $20.00	100	(9,500)
Southwest Airlines Co.
Expiration: March, 2006, Exercise Price: $15.00	113	(19,775)
Expiration: June, 2006, Exercise Price: $15.00	50	(10,500)
Expiration: January, 2007, Exercise Price: $15.00	63	(18,900)
Symantec Corp.
Expiration: April, 2006, Exercise Price: $20.00	20	(1,400)
Expiration: April, 2006, Exercise Price: $22.50	20	(540)
Expiration: July, 2006, Exercise Price: $17.50	65	(15,860)
Take-Two Interactive Software, Inc.
Expiration: February, 2006, Exercise Price: $15.00	55	(7,425)
Expiration: June, 2006, Exercise Price: $15.00	90	(22,950)
The Men's Wearhouse, Inc.
Expiration: May, 2006, Exercise Price: $22.50	40	(49,200)
The PMI Group, Inc.
Expiration: March, 2006, Exercise Price: $40.00	20	(8,000)
Expiration: June, 2006, Exercise Price: $40.00	20	(10,400)
The Walt Disney Co.
Expiration: March, 2006, Exercise Price: $25.00	50	(5,000)
Expiration: April, 2006, Exercise Price: $25.00	45	(5,625)
Time Warner, Inc.
Expiration: April, 2006, Exercise Price: $17.00	50	(5,250)
TJX Cos., Inc.
Expiration: April, 2006, Exercise Price: $22.50	60	(19,800)
Tyco International Ltd.
Expiration: April, 2006, Exercise Price: $30.00	40	(760)
Expiration: July, 2006, Exercise Price: $27.50	35	(3,850)
Expiration: July, 2006, Exercise Price: $30.00	24	(960)
Expiration: January, 2007, Exercise Price: $30.00	21	(2,520)
Zimmer Holdings, Inc.
Expiration: June, 2006, Exercise Price: $65.00	25	(18,250)
Expiration: January, 2007, Exercise Price: $65.00	25	(28,500)

Total Call Options Written (Proceeds $785,071)		$(878,930)

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments (long positions)	$10,216,984
Cost of investments (short positions)	(785,071)
$9,431,913

Gross unrealized appreciation	$528,040
Gross unrealized depreciation	(394,809)
Net unrealized appreciation	$133,231

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end. For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For additional federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date   3/13/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   3/13/06

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date   3/13/06

* Print the name and title of each signing officer under his or her signature.